UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02151

Bancroft Fund Ltd.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Jane D. O’Keeffe

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-422-3554

Date of fiscal year end: October 31

Date of reporting period: July 1, 2020 – June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2020 TO JUNE 30, 2021

ProxyEdge Meeting Date Range: 07/01/2020 - 06/30/2021 Bancroft Fund Ltd.	Report Date: 07/01/2021 1
Investment Company Report
STANLEY BLACK & DECKER, INC.
Security	854502846		Meeting Type	Annual
Ticker Symbol	SWT		Meeting Date	10-May-2021
ISIN	US8545028461		Agenda	935369137 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
6.	To consider a management proposal to amend the Certificate of Incorporation to eliminate supermajority vote provisions of capital stock related to approval of business combinations with interested shareholders and clarify when no shareholder vote is required.	Management	For	For
GOODRICH PETROLEUM CORPORATION
Security	382410843		Meeting Type	Annual
Ticker Symbol	GDP		Meeting Date	18-May-2021
ISIN	US3824108431		Agenda	935394914 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management
1	Walter G. Goodrich		For	For
2	Robert C. Turnham, Jr.		For	For
3	Timothy D. Leuliette		For	For
4	Ronald F. Coleman		For	For
5	K. Adam Leight		For	For
6	Thomas M. Souers		For	For
7	Jeffrey S. Serota		For	For
8	Edward J. Sondey		For	For
2.	Ratify the selection of Moss Adams LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2021.	Management	For	For
3.	Approve, on an advisory basis, the compensation of our Named Executive Officers.	Management	For	For
CROWN CASTLE INTERNATIONAL CORP
Security	22822V101		Meeting Type	Annual
Ticker Symbol	CCI		Meeting Date	21-May-2021
ISIN	US22822V1017		Agenda	935372588 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	Election of Director: P. Robert Bartolo	Management	For	For
1B.	Election of Director: Jay A. Brown	Management	For	For
1C.	Election of Director: Cindy Christy	Management	For	For
1D.	Election of Director: Ari Q. Fitzgerald	Management	For	For
1E.	Election of Director: Andrea J. Goldsmith	Management	For	For
1F.	Election of Director: Lee W. Hogan	Management	For	For
1G.	Election of Director: Tammy K. Jones	Management	For	For
1H.	Election of Director: J. Landis Martin	Management	For	For
1I.	Election of Director: Anthony J. Melone	Management	For	For
1J.	Election of Director: W. Benjamin Moreland	Management	For	For
1K.	Election of Director: Kevin A. Stephens	Management	For	For
1L.	Election of Director: Matthew Thornton, III	Management	For	For
2.	The ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accountants for fiscal year 2021.	Management	For	For
3.	The non-binding, advisory vote to approve the compensation of the Company's named executive officers.	Management	For	For
4.	The non-binding, advisory vote regarding the frequency of voting on the compensation of the Company's named executive officers.	Management	1 Year	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Bancroft Fund Ltd.

By (Signature and Title)*	/s/ Jane D. O’Keeffe
Jane D. O’Keeffe, President and Principal Executive Officer

Date	8/20/2021

*Print the name and title of each signing officer under his or her signature.